Equity - Non-Controlling Interest (Details) R$ / shares in Units, $ / shares in Units, R$ in Thousands, $ in Thousands				12 Months Ended
	Feb. 26, 2025 BRL (R$)	Feb. 20, 2024 BRL (R$)	Jan. 16, 2024 shares	Dec. 31, 2025 BRL (R$) shares	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2025 USD ($) $ / shares shares	Jan. 18, 2024 $ / shares	Jan. 18, 2024 R$ / shares	Dec. 31, 2022 BRL (R$)
Share capital
Quantity of shares | shares				441,321,663,000	439,701,921,000		441,321,663,000
Authorized share capital (in US dollar) | $							$ 50,000
Authorized shares | shares				20,000,000,000			20,000,000,000
Par value per share | $ / shares							$ 0.0000025
Increase (decrease) of capital in cash flow from financing activities				R$ 0	R$ 823,036	R$ 0
Cost associated with issuing capital securities				0	(38,768)	0
Issued capital				13	13
Other Reserves Excluding Accumulated Other Comprehensive Income				10,971,176	9,793,992
Equity				10,392,962	9,072,307	7,596,691				R$ 7,089,104
Dividends paid, classified as financing activities				243,696	82,080	23,600
Dividends paid				243,696	R$ 82,080	R$ 23,600
Dividends paid to non-controlling interests				R$ (40,103)
Shares granted under compensation plans | shares				3,758,264	3,048,026	103,520	3,758,264
Class A ordinary shares issued intended for beneficiaries of our incentive plans | shares				1,619,742			1,619,742
Other comprehensive income in equity				R$ 801,600	R$ 898,830
Dividends paid	R$ 203,593
Banco Inter S.A.
Share capital
Quantity of shares | shares				2,593,598,009			2,593,598,009
Overall equity interest (as a percent)				100.00%	100.00%	100.00%
Non-controlling interests [member]
Share capital
Equity				R$ 223,373	R$ 177,132	R$ 124,881				96,722
Dividends paid				(40,103)	(13,267)	(23,600)
Equity attributable to owners of parent [member]
Share capital
Increase (decrease) of capital in cash flow from financing activities					823,036
Cost associated with issuing capital securities					(38,768)
Equity				10,169,589	8,895,175	7,471,810				R$ 6,992,382
Dividends paid				R$ (203,593)	R$ (68,813)	R$ 0
Ordinary shares [member]
Share capital
Quantity of shares | shares				324,284,558,000	322,664,816,000		324,284,558,000
Authorized shares | shares				10,000,000,000			10,000,000,000
Ordinary shares [member] | Inter and Co Participações Ltda.
Share capital
Class A common stock through a public offering | shares			36,800,000
Par value per share | (per share)								$ 4.40	R$ 21.74
Increase (decrease) of capital in cash flow from financing activities		R$ 823,036
Cost associated with issuing capital securities		R$ 38,768
Preference shares [member]
Share capital
Quantity of shares | shares				117,037,105,000	117,037,105,000		117,037,105,000
Authorized shares | shares				5,000,000,000			5,000,000,000
Regardless of class [Member]
Share capital
Authorized shares | shares				5,000,000,000			5,000,000,000